Accounts Receivable And Contract Assets	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Accounts Receivable And Contract Assets
NOTE 8. ACCOUNTS RECEIVABLE AND CONTRACT ASSETS
Accounts receivable consisted of the following:

December 31,	2023	2022 1
Trade receivables	$529,550	$457,850

Less: allowance for doubtful accounts	(12,539)	(7,652)
Trade receivables, net	$517,011	$450,198

Other receivables	8,843	5,643

Total accounts receivable	$525,854	$455,841
1
Certain balances as at December 31, 2022 have been
re-presented
as a result of measurement period adjustments related to the Transaction as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.
Aging of trade receivables:

December 31,	2023	2022
Current to 90 days	$440,459	$405,196

Over 90 days	89,091	52,654

	$529,550	$457,850
Movement in allowance for doubtful accounts:

December 31,	2023	2022
Opening balance	$7,652	$10,334
Impairment provision additions on receivables	1,858	628
Amounts settled and derecognized during the period	2,582	(3,499)

Currency translation effects	447	189

Closing balance	$12,539	$7,652
Movement in contract assets:

December 31,	2023	2022

Opening balance	$409,438	$82,760

Acquisition (Note 6)	—	281,509

Unbilled revenue recognized	1,364,706	559,229

Amounts billed	(1,354,908)	(517,828)

Currency translation effects	(9,853)	3,768

Closing balance	$409,383	$409,438
Current contract assets	$230,455	$186,259

Non-current contract assets	178,928	223,179

	$409,383	$409,438

Amounts recognized as current contract assets are typically billed to customers within three months and amounts recognized as non-current
contract assets will be billed to customers more than twelve months from the date of the balance sheet.